Share-based compensation - Disclosure of grant terms and conditions (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	9,284,098	2,944,677	3,419,898
PRSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	1,035,510	43,271	417,386
2025-2027 LTIP | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	14,300,000
2025-2027 LTIP | PSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	0.00%
2025-2027 LTIP | PSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	200.00%
2025-2027 LTIP | PSUs | Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Metrics	30.00%
2025-2027 LTIP | PSUs | PSU AOI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Metrics	40.00%
2025-2027 LTIP | PSUs | PSU Quality
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Metrics	30.00%
2025-2027 LTIP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	9,300,000
2025-2027 LTIP | PRSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	1,000,000.0
2025-2027 LTIP | PRSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	0.00%
2025-2027 LTIP | PRSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	150.00%
2024-2026 LTIP | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	6,500,000
2024-2026 LTIP | PSUs | Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Metrics	30.00%
2024-2026 LTIP | PSUs | Performance Share Units TSR (PSU TSR) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	0.00%
2024-2026 LTIP | PSUs | Performance Share Units TSR (PSU TSR) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	200.00%
2024-2026 LTIP | PSUs | PSU AOI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Metrics	40.00%
2024-2026 LTIP | PSUs | PSU AOI | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	0.00%
2024-2026 LTIP | PSUs | PSU AOI | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	200.00%
2024-2026 LTIP | PSUs | EV Roadmap
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Metrics	30.00%
2024-2026 LTIP | PSUs | EV Roadmap | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	0.00%
2024-2026 LTIP | PSUs | EV Roadmap | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	100.00%
2024-2026 LTIP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	2,900,000
2024-2026 LTIP | PRSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	40,000.00
2024-2026 LTIP | PRSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	0.00%
2024-2026 LTIP | PRSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	150.00%
2023-2025 LTIP | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	8,800,000
2023-2025 LTIP | PSUs | Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Metrics	30.00%
2023-2025 LTIP | PSUs | Performance Share Units TSR (PSU TSR) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	0.00%
2023-2025 LTIP | PSUs | Performance Share Units TSR (PSU TSR) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	200.00%
2023-2025 LTIP | PSUs | PSU AOI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Metrics	40.00%
2023-2025 LTIP | PSUs | PSU AOI | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	0.00%
2023-2025 LTIP | PSUs | PSU AOI | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	200.00%
2023-2025 LTIP | PSUs | EV Roadmap
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Metrics	30.00%
2023-2025 LTIP | PSUs | EV Roadmap | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	0.00%
2023-2025 LTIP | PSUs | EV Roadmap | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	100.00%
2023-2025 LTIP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	2,700,000
2023-2025 LTIP | PRSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	400,000
2023-2025 LTIP | PRSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	0.00%
2023-2025 LTIP | PRSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	150.00%
2022-2024 LTIP | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	100,000
2022-2024 LTIP | PSUs | Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Metrics	40.00%
2022-2024 LTIP | PSUs | Performance Share Units TSR (PSU TSR) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	0.00%
2022-2024 LTIP | PSUs | Performance Share Units TSR (PSU TSR) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	200.00%
2022-2024 LTIP | PSUs | Performance Share Units Synergies (PSU Synergies)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Metrics	40.00%
2022-2024 LTIP | PSUs | Performance Share Units Synergies (PSU Synergies) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	0.00%
2022-2024 LTIP | PSUs | Performance Share Units Synergies (PSU Synergies) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	100.00%
2022-2024 LTIP | PSUs | EV Roadmap
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Metrics	10.00%
2022-2024 LTIP | PSUs | EV Roadmap | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	0.00%
2022-2024 LTIP | PSUs | EV Roadmap | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	100.00%
2022-2024 LTIP | PSUs | Corporate Average Fuel Economy (CAFE)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Metrics	10.00%
2022-2024 LTIP | PSUs | Corporate Average Fuel Economy (CAFE) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	0.00%
2022-2024 LTIP | PSUs | Corporate Average Fuel Economy (CAFE) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Metric Payout Range	100.00%
2022-2024 LTIP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	300,000
2022-2024 LTIP | PRSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0